WCM Mid Cap Quality Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.4%
	COMMUNICATIONS — 4.0%
1,776	GoDaddy, Inc. - Class A*	$243,010
	CONSUMER DISCRETIONARY — 11.5%
2,886	Masco Corp.	203,146
584	Pool Corp.	181,081
2,489	Wyndham Hotels & Resorts, Inc.	198,871
3,661	YETI Holdings, Inc.*	121,472
		704,570
	FINANCIALS — 10.7%
3,005	Brown & Brown, Inc.	281,839
105	Markel Group, Inc.*	200,693
2,661	RLI Corp.	173,550
		656,082
	HEALTH CARE — 8.2%
258	Chemed Corp.	115,517
1,286	Ensign Group, Inc.	222,182
866	Molina Healthcare, Inc.*	165,718
		503,417
	INDUSTRIALS — 18.5%
7,095	API Group Corp.*	243,855
1,980	Graco, Inc.	168,221
914	IDEX Corp.	148,762
973	Landstar System, Inc.	119,251
938	SiteOne Landscape Supply, Inc.*	120,814
5,010	Tetra Tech, Inc.	167,234
396	Watsco, Inc.	160,103
		1,128,240
	MATERIALS — 12.1%
886	Avery Dennison Corp.	143,683
1,909	Ball Corp.	96,252
435	Carlisle Cos., Inc.	143,098
9,220	Element Solutions, Inc.	232,067
2,432	Trex Co., Inc.*	125,661
		740,761
	REAL ESTATE — 8.6%
1,504	CBRE Group, Inc. - Class A*	236,970
956	Jones Lang LaSalle, Inc.*	285,156
		522,126

WCM Mid Cap Quality Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 21.8%
1,533	Booz Allen Hamilton Holding Corp.	$153,223
1,116	CDW Corp.	177,756
2,044	Entegris, Inc.	188,988
2,058	MKS Instruments, Inc.	254,719
991	PTC, Inc.*	201,193
340	Teledyne Technologies, Inc.*	199,254
536	Zebra Technologies Corp. - Class A*	159,278
		1,334,411
	TOTAL COMMON STOCKS
	(Cost $6,055,304)	5,832,617

Principal Amount
	BANK DEPOSIT INVESTMENTS — 4.6%
$284,707	UMB Bank, Money Market Special II, 3.94%[1]	284,707
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $284,707)	284,707
	TOTAL INVESTMENTS — 100.0%
	(Cost $6,340,011)	6,117,324
	Liabilities in Excess of Other Assets — (0.0)%	(2,868)
	TOTAL NET ASSETS — 100.0%	$6,114,456

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.